OTHER INCOME, NET (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other income, net
Gain from derecognition of long-aged operating liabilities	$ 13,891	$ 206,533	$ 2,938,250
Seed Music
Other income, net
Loan receivables from related party			0	$ 980,000
Accounts payable- sales rebate payables
Other income, net
Gain from derecognition of long-aged operating liabilities		$ 206,533	1,077,242
Accounts payable- third party commissions
Other income, net
Gain from derecognition of long-aged operating liabilities			818,914
Other accrued expenses payable
Other income, net
Gain from derecognition of long-aged operating liabilities			$ 1,042,094